GOF SA-3
                       SUPPLEMENT DATED OCTOBER 1, 2003
        TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
                          OF EACH OF THE LISTED FUNDS


                   FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                      FRANKLIN CALIFORNIA TAX-FREE TRUST
               Franklin California Insured Tax-Free Income Fund
          Franklin California Intermediate-Term Tax-Free Income Fund

                         FRANKLIN CAPITAL GROWTH FUND

                        FRANKLIN CUSTODIAN FUNDS, INC.
                                DynaTech Series
                                 Growth Series
                                 Income Series
                               Utilities Series
                       U.S. Government Securities Series

                     FRANKLIN FEDERAL TAX-FREE INCOME FUND

                             FRANKLIN GLOBAL TRUST
                    Franklin Global Aggressive Growth Fund
                          Franklin Global Growth Fund

                    FRANKLIN GOLD AND PRECIOUS METALS FUND

                      FRANKLIN INVESTORS SECURITIES TRUST
              Franklin Adjustable U.S. Government Securities Fund
                     Franklin Convertible Securities Fund
                          Franklin Equity Income Fund
                   Franklin Floating Rate Daily Access Fund
                          Franklin Total Return Fund

                            FRANKLIN MANAGED TRUST
                        Franklin Rising Dividends Fund

                       FRANKLIN MUTUAL SERIES FUND INC.
                              Mutual Beacon Fund
                             Mutual Discovery Fund
                             Mutual European Fund
                        Mutual Financial Services Fund
                             Mutual Qualified Fund
                              Mutual Shares Fund

                       FRANKLIN NEW YORK TAX-FREE TRUST
                Franklin New York Insured Tax-Free Income Fund
           Franklin New York Intermediate-Term Tax-Free Income Fund

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     Franklin Real Estate Securities Fund

                           FRANKLIN STRATEGIC SERIES
                        Franklin Aggressive Growth Fund
                            Franklin Blue Chip Fund
                         Franklin Flex Cap Growth Fund
                      Franklin Global Communications Fund
                       Franklin Global Health Care Fund
                      Franklin Small-Mid Cap Growth Fund
                       Franklin Small Cap Growth Fund II
                        Franklin Strategic Income Fund
                           Franklin Technology Fund

                            FRANKLIN TAX-FREE TRUST
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Arizona Tax-Free Income Fund
                    Franklin Colorado Tax-Free Income Fund
                   Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
            Franklin Federal Intermediate-Term Tax-Free Income Fund
                 Franklin Florida Insured Tax-Free Income Fund
                     Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                   Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                    Franklin Louisiana Tax-Free Income Fund
                    Franklin Maryland Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income Fund
                Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                    Franklin Missouri Tax-Free Income Fund
                   Franklin New Jersey Tax-Free Income Fund
                 Franklin North Carolina Tax-Free Income Fund
                  Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                  Franklin Pennsylvania Tax-Free Income Fund
                    Franklin Virginia Tax-Free Income Fund

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                  Franklin Templeton Conservative Target Fund
                 Franklin Templeton Corefolio Allocation Fund
               Franklin Templeton Founding Funds Allocation Fund
                     Franklin Templeton Growth Target Fund
                    Franklin Templeton Moderate Target Fund

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                   Templeton Foreign Smaller Companies Fund

                      FRANKLIN TEMPLETON MONEY FUND TRUST
                         Franklin Templeton Money Fund

                        FRANKLIN VALUE INVESTORS TRUST
                    Franklin Balance Sheet Investment Fund
                         Franklin Large Cap Value Fund
                         Franklin Small Cap Value Fund

                          TEMPLETON CHINA WORLD FUND

                      TEMPLETON DEVELOPING MARKETS TRUST

                             TEMPLETON FUNDS, INC.
                            Templeton Foreign Fund
                             Templeton World Fund

                       TEMPLETON GLOBAL INVESTMENT TRUST
                     Templeton International (Ex EM) Fund

                     TEMPLETON GLOBAL OPPORTUNITIES TRUST

                 TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

                          TEMPLETON GROWTH FUND, INC.

                            TEMPLETON INCOME TRUST
                          Templeton Global Bond Fund


The Statement of Additional Information is amended as follows:

The first sentence of the last paragraph of "BUYING AND SELLING SHARES - INITIAL SALES CHARGES - WAIVERS FOR CERTAIN INVESTORS," is replaced with the following:

 In addition, Class C shares may be purchased without an initial sales charge by any investor who buys Class C shares through certain broker dealers.

               Please keep this supplement for future reference